Leases (Details) - Schedule of supplemental balance sheet information related to leases - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of supplemental balance sheet information related to leases [Abstract]
Finance lease right-of-use assets	$ 1,299,217	$ 1,372,169
Finance lease liabilities-current	315,780	533,808
Finance lease liabilities, non-current	46,623	292,130
Total finance lease liabilities	$ 362,403	$ 825,938
Weighted-average remaining lease term (years)	1 year 1 month 20 days	2 years 7 days
Weighted-average discount rate	5.44%	5.75%